CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2019
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	250	336	48
Amounts due from subsidiaries and Affiliated Entities	7,116,514	7,082,315	1,017,311
Prepayments and other current assets	226	237	34
Total current assets	7,116,990	7,082,888	1,017,393

Intangible assets	211,540	47,484	6,821
Total assets	7,328,530	7,130,372	1,024,214

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	10,989	9,102	1,307
Total current liabilities	10,989	9,102	1,307
Non-current liabilities
Investment deficit in subsidiaries and Affiliated Entities	3,967,178	4,410,640	633,549
Total non-current liabilities	3,967,178	4,410,640	633,549
Total liabilities	3,978,167	4,419,742	634,856

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2018 and 2019; 389,331,544 shares (including 371,958,044 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2018 and 2019)	249	249	36
Less: Treasury stock	(304,535)	(310,942)	(44,664)
Additional paid-in capital	9,061,979	9,113,512	1,309,074
Accumulated other comprehensive income	284,079	293,784	42,199
Accumulated deficit	(5,691,409)	(6,385,974)	(917,288)
Total Tuniu Corporation shareholders’ equity	3,350,363	2,710,629	389,357
Total liabilities and equity	7,328,530	7,130,371	1,024,213

Schedule of statements of comprehensive loss

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
General and administrative	(6,715)	(3,147)	(3,903)	(561)
Share of loss of subsidiaries and affiliated entities	(761,841)	(183,670)	(689,252)	(99,005)
Total operating expenses	(768,556)	(186,817)	(693,155)	(99,566)
Loss from operations	(768,556)	(186,817)	(693,155)	(99,566)
Other income/(expenses)
Interest income	6	—	—	—
Foreign exchange losses, net	(12)	—	(2,457)	(353)
Other income, net	1,258	1,305	1,047	152
Loss before income tax expense	(767,304)	(185,512)	(694,565)	(99,767)

Net loss	(767,304)	(185,512)	(694,565)	(99,767)
Accretion on redeemable noncontrolling interests	(5,725)	(2,422)	(4,634)	(666)
Net loss attributable to ordinary shareholders	(773,029)	(187,934)	(699,199)	(100,433)

Net loss	(767,304)	(185,512)	(694,565)	(99,767)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(128,539)	11,693	9,705	1,394
Comprehensive loss	(895,843)	(173,819)	(684,860)	(98,373)

Schedule of statements of cash flows

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Cash (used in)/provided by operating activities	(5,507)	1,266	(4,739)	(681)
Cash provided by investing activities	402,418	133,189	18,268	2,624
Cash used in financing activities	(98,805)	(134,485)	(13,438)	(1,930)

Effect of exchange rate changes on cash, cash equivalents and restricted cash	(301,241)	(13)	(5)	(1)
Net (decrease) /increase in cash, cash equivalents and restricted cash	(3,135)	(43)	86	12
Cash, cash equivalents and restricted cash at the beginning of year	3,428	293	250	36
Cash, cash equivalents and restricted cash at the end of year	293	250	336	48
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(385)	(23)	(55)	(8)